Financial instruments by category (Details 1) - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Trade and Other Payables [Member]
Disclosure of fair value measurement of liabilities [line items]
Gross amounts recognized	$ (936,645)	$ (579,566)
Gross amounts offset	83,340	86,622
Net amount presented	(853,305)	(492,944)
Trade and Other Receivables Excluding Allowance For Doubtful Accounts And Other Receivables [Member]
Disclosure of fair value measurement of liabilities [line items]
Gross amounts recognized	1,507,724	1,182,876
Gross amounts offset	(83,340)	(86,622)
Net amount presented	$ 1,424,384	$ 1,096,254